LEASES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lessee Disclosure [Abstract]
2025	$ 7,127
2026	6,510
2027	6,174
2028	5,870
2029	5,028
2030 and thereafter	41,903
Total lease payments	72,612
Less imputed interest	(17,080)
Total	$ 55,532